SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 sources	Dec. 31, 2010	Dec. 31, 2009
Valuation of investment securities
Number of primary sources of information used for determining fair value	1
Total number of primary sources of information available for determining fair value	3
Other-than-temporary impairments of investments recorded	$ 62,332,000	$ 75,341,000	$ 227,770,000
Other-than-temporary impairments of investments recorded in earnings	47,442,000	41,510,000	180,045,000
Other-than-temporary impairments of investments recorded in other comprehensive income (loss)	14,890,000	33,831,000	47,725,000
Cash
Negative balances due to outstanding checks and drafts	$ 900,000	$ 24,900,000
Deferred policy acquisition costs
Interest rate assumptions to compute liabilities for future policy benefits, low end of the range (as a percent)	1.50%
Interest rate assumptions to compute liabilities for future policy benefits, high end of the range (as a percent)	11.16%
Value of business acquired
Maximum percentage of accrued interest credited to account balances in case of interest sensitive products	6.65%